Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Life	Sep. 30, 2023
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Property, plants and equipment, Estimated Useful Life	20 years
Equipment for Rental Business [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Property, plants and equipment, Estimated Useful Life	2 years 6 months
Equipment for Rental Business [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Property, plants and equipment, Estimated Useful Life	5 years
Production Line for E-Bicycles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Property, plants and equipment, Estimated Useful Life	5 years
Production Line for E-Bicycles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Property, plants and equipment, Estimated Useful Life	10 years
Furniture, Fixtures and Office Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Property, plants and equipment, Estimated Useful Life	3 years
Furniture, Fixtures and Office Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Property, plants and equipment, Estimated Useful Life	5 years
Vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Property, plants and equipment, Estimated Useful Life	4 years
Vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Property, plants and equipment, Estimated Useful Life	10 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Property, plants and equipment, Estimated Useful Life	5 years